UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the quarterly distribution period from June 26, 2005 to September 25, 2005

Commission File Number of issuing entity: 333-119762 PG&E ENERGY RECOVERY FUNDING LLC (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-2348

PACIFIC GAS AND ELECTRIC COMPANY

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

245 Market Street, Room 424

San Francisco, CA 94105

(Address of principal executive offices of

issuing entity)

20-1707696 (I.R.S. Employer Identification No.) 94105 (Zip Code)

(415) 973-6252 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Energy Recovery Bonds, Series 2005-1, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-3	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-4	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-5	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes X No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 was September 22, 2005.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Series 2005-1 Energy Recovery Bonds (the "Series 2005-1 Bonds"), dated February 3, 2005, and related Prospectus, dated February 3, 2005 (the "Prospectus"), of PG&E Energy Recovery Funding LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) of the Securities Act of 1933 on February 7, 2005.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series 2005-1 Bonds will be made with respect to the September 25, 2005 distribution date. Because revenues were lower than projected for this collection period, $718,026 will be withdrawn from the Capital Subaccount in order to make bondholder payments. In addition, the scheduled Overcollateralization Subaccount deposit of $304,494 will not be made.

On September 15, 2005, Pacific Gas and Electric Company, in its capacity as servicer of the Series 2005-1 Bonds, filed a routine quarterly true-up advice letter with the California Public Utilities Commission. The advice letter increases the dedicated rate component (DRC) charge from 0.393 cents per kWh to 0.454 cents per kWh and revises Pacific Gas and Electric Company's rate schedules accordingly in order to collect approximately $12.3 million in additional DRC revenue in the three-month period beginning October 1, 2005. The California Public Utilities Commission authorized the use of such routine quarterly true-up advice letters to ensure that the actual revenues collected under the DRC charge are neither more nor less than those required to repay the Series 2005-1 Bonds as scheduled.

Pacific Gas and Electric Company determined that an adjustment to the DRC charge was necessary after shortfalls in required subaccount balances as of June 25, 2005, occurred because actual DRC charge collections were less than previously forecasted. Also, the monthly sales forecast for the remainder of 2005 was modified in order to avoid additional undercollections in the fourth quarter of 2005. As previously disclosed, DRC charges are authorized by the California Public Utilities Commission under state legislation and will be paid by Pacific Gas and Electric Company's electricity customers until the Series 2005-1 Bonds are fully retired. The adjusted DRC charge will become effective on October 1, 2005

PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings.

As previously reported, on June 13, 2005, the California Court of Appeal denied petitions filed by the City and County of San Francisco and Aglet Consumer Alliance in April 2004 seeking review of the California Public Utilities Commission orders approving the settlement agreement entered into on December 19, 2003 among PG&E Corporation, Pacific Gas and Electric Company and the California Public Utilities Commission to resolve Pacific Gas and Electric Company's Chapter 11 case. The City and County of San Francisco and Aglet Consumer Alliance have not appealed the appellate court's denial of their petitions and the time period within which an appeal could be filed has elapsed.

In addition, two former California Public Utilities Commissioners who did not vote to approve the settlement agreement filed an appeal of the bankruptcy court's order confirming the plan of reorganization proposed by Pacific Gas and Electric Company and PG&E Corporation with the U.S. District Court for the Northern District of California, or the District Court. On July 15, 2004, the District Court dismissed their appeal. The former commissioners have appealed the District Court's order with the U.S. Court of Appeals for the Ninth Circuit, or Ninth Circuit. Briefing is complete, and the Ninth Circuit is likely to schedule oral arguments on the appeal by the end of the year. On April 12, 2005, the District Court entered an order dismissing a second appeal of the confirmation order that had been filed by a municipality, but which the municipality subsequently had agreed to dismiss voluntarily.

ITEM 9 - Exhibits

(a) Documents filed as part of this report:

99.1 Quarterly Servicer's Certificate dated September 22, 2005

(b) Exhibits required by this Form and Item 601 of Regulation S-K:

3.1 Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on October 5, 2004 (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2004)

3.2 Limited Liability Company Agreement of the Issuing Entity executed as of October 5, 2004 (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2005)

4.1 Indenture dated as of February 10, 2005 between the Issuing Entity and Deutsche Bank National Trust Company providing for the issuance of Series 2005-1 Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

4.2 Form of Series 2005-1 Energy Recovery Bond (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.1 Recovery Property Purchase and Sale Agreement dated as of February 10, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.2 Recovery Property Servicing Agreement dated as of February 10, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

99.1 Quarterly Servicer's Certificate dated September 22, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 23, 2005

PG&E ENERGY RECOVERY FUNDING LLC

(Issuing Entity)

By: Pacific Gas and Electric Company, as Servicer

By: /s/ Nicholas M. Bijur_______________

Name: Nicholas M. Bijur

Title: Assistant Treasurer